Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Segment Information
6.
SEGMENT INFORMATION

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, the Company has one reportable segment.

The table below provides the carrying amount of certain non-current assets, by geographic area:

in CHF thousands	Switzerland		Iceland		Others		Total
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
Intangible assets	13,292	12,206	-	-	-	-	13,292	12,206
Property and equipment	200	17	173	253	12	18	385	288
Right-of-use assets	699	-	589	687	15	68	1,303	755
Total	14,191	12,223	762	940	27	86	14,980	13,249